Bank Loans (Details) - Techlution Service Limited [Member]	Mar. 12, 2021 HKD ($)	Mar. 12, 2021 USD ($)
Bank Loans-Current [Line Items]
Maturity term	5 years	5 years
Bank Loans [Member]
Bank Loans-Current [Line Items]
Loan amount	$ 2,304,000	$ 295,954
Percentage of rate of loan amount	2.50%
Monthly instalments	36
Minimum [Member] | Bank Loans [Member]
Bank Loans-Current [Line Items]
Bank loan maturity date	Mar. 29, 2021
Maximum [Member] | Bank Loans [Member]
Bank Loans-Current [Line Items]
Bank loan maturity date	Mar. 28, 2026